Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Redeemable ordinary shares, par value	$ 0.0001	$ 0.0001
Redeemable ordinary shares, shares issued	20,070,375	45,098,055
Redeemable ordinary shares, shares outstanding	20,070,375	45,098,055
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	500,000,000
Ordinary shares, shares issued	422,395,432	420,645,432
Ordinary shares, shares outstanding	422,395,432	420,645,432